Joint Ventures and Acquisitions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Joint Ventures and Acquisitions
Note 4 - Joint Ventures and Acquisitions

On June 7, 2018, the Company entered into a joint-venture partnership with Insight Engineering, LLC (“Insight”). On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems. The Company and Insight each own fifty (50%) percent of the Joint Venture.

The investment in the Joint Venture is accounted for by the Company using the equity method in 2018 in accordance with FASB ASC 323. The Company made a contribution of $150,000 as of June 30, 2018 to the Joint Venture. There was no operating activity of the Joint Venture during the period from inception to June 30, 2018.

During the year ending June 30, 2019, the company invested an additional $1,225,000 in cash into the Joint venture. No additional funds were invested as of September 30, 2019. Optical Flow had activity during the quarter ended September 30, 2019 including the following operations activity:

For the three months ended September 30, 2019

Operating Revenue	-

Expenses
Legal and professional fees	130
Meals, entertainment and travel	3,604
General and administrative	2,196
Depreciation	602
Loss from operations	(6.532)

During the year ended June 30, 2019, the Joint Venture advanced $920,800 to Radiant Images, Inc.

On September 19, 2019, the Company entered into a Stock Purchase Agreement with Radiant Images, Inc., a California corporation (“Radiant”), as well as Radiant’s shareholder Gianna Wolfe (“Wolfe”) and key employee, Michael Mansouri (“Mansouri”), pursuant to which the Company will acquire 100% of the shares of common stock (the “Shares”) of Radiant from Wolfe, effectuating the acquisition of Radiant.

As a result of the Radiant acquisition agreement, the Company and Insight agreed to contribute no further amounts to the Joint Venture, to cease operations of the Joint Venture and the $920,800 previously advanced by the Joint Venture to Radiant is to be considered a deposit on the purchase price and is reported on the accompanying balance sheet as “Investment in Radiant”. Management’s decision to cease operations of the Joint Venture, the Company’s risk of loss for all activities of the Joint Venture to date, and the executed purchase agreement for Radiant, led the Company to conclude the Joint venture should be consolidated as of June 30, 2019.

The Radiant purchase price is equal to $1,810,905 plus the cash and cash equivalents of Radiant as of the close of business on the closing date. The purchase price is payable (i) at closing by paying the amount of funds required to be paid pursuant to payoff letters payable to various creditors of Radiant (not to exceed $836,104.72), as well as an amount equal to the purchase price, less the payoff amounts and less amounts previously delivered prior to closing to Radiant pursuant to a Revolving Note with Optical Flow, LLC, a subsidiary of Hawkeye. The closing is anticipated to occur prior to March 2020. Prior to closing, Hawkeye is required to have received at least $1,500,000 from the sale of equity securities.

Also at the closing, the Company will enter into employment agreements with each of Mansouri and Wolfe, with an annual salary of $225,000 and $175,000 annually, respectively. In addition, pursuant to the Company’s 2019 Directors, Officers, Employees and Consultants Stock Option Plan, each of Mansouri and Wolfe will be granted an option to purchase up to 375,000 shares of Company common stock at an exercise price equal to the fair market value of the Company’s common stock as of the closing date, which vest one-third on the first anniversary of the closing date and monthly thereafter.

On June 7, 2018, the Company entered into a joint-venture partnership with Insight Engineering, LLC (“Insight”). On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems. The Company and Insight each own fifty (50%) percent of the Joint Venture.

The investment in the Joint Venture is accounted for by the Company using the equity method in 2018 in accordance with FASB ASC 323. The Company made a contribution of $150,000 as of June 30, 3018 to the Joint Venture. There was no operating activity of the Joint Venture during the period from inception to June 30, 2018.

During the year ending June 30, 2019, the company invested an additional $1,225,000 in cash into the Joint venture and Optical Flow had activity during the year ended June 30, 2019 including the following operations activity:

Joint Venture Income Statement For the year ended June 30, 2019
Operating revenue	-

Expenses:
Management fees	228,500
Consulting fees	45,000
Legal and professional fees	24,781
Marketing expenses	23,888
Meals, entertainment and travel expenses	71,410
Project management expenses	13,413
General and administrative expenses	24,126
Depreciation	1,673
Total operating expenses	432,791

Loss from operations	(432,791)

During the year ended June 30, 2019, the Joint Venture advanced $920,800 to Radiant Images, Inc.

On September 19, 2019, the Company entered into a Stock Purchase Agreement with Radiant Images, Inc., a California corporation (“Radiant”), as well as Radiant’s shareholder Gianna Wolfe (“Wolfe”) and key employee, Michael Mansouri (“Mansouri”), pursuant to which the Company will acquire 100% of the shares of common stock (the “Shares”) of Radiant from Wolfe, effectuating the acquisition of Radiant.

As a result of the Radiant acquisition agreement, the Company and Insight agreed to contribute no further amounts to the Joint Venture, to cease operations of the Joint Venture and the $920,800 previously advanced by the Joint Venture to Radiant is to be considered a deposit on the purchase price and is reported on the accompanying balance sheet as “Investment in Radiant”. Management’s decision to cease operations of the Joint Venture, the Company’s risk of loss for all activities of the Joint Venture to date, and the executed purchase agreement for Radiant, which was executed subsequent to year end but prior to issuance of these financial statements, have led the Company to conclude the Joint venture should be consolidated as of June 30, 2019.

The Radiant purchase price is equal to $1,810,905 plus the cash and cash equivalents of Radiant as of the close of business on the closing date. The purchase price is payable (i) at closing by paying the amount of funds required to be paid pursuant to payoff letters payable to various creditors of Radiant (not to exceed $836,104.72), as well as an amount equal to the purchase price, less the payoff amounts and less amounts previously delivered prior to closing to Radiant pursuant to a Revolving Note with Optical Flow, LLC, a subsidiary of Hawkeye. The closing is anticipated to occur before December 31, 2019. Prior to closing, Hawkeye is required to have received at least $1,500,000 from the sale of equity securities.

Also at the closing, the Company will enter into employment agreements with each of Mansouri and Wolfe, with an annual salary of $225,000 and $175,000 annually, respectively. In addition, pursuant to the Company’s 2019 Directors, Officers, Employees and Consultants Stock Option Plan, each of Mansouri and Wolfe will be granted an option to purchase up to 375,000 shares of Company common stock at an exercise price equal to the fair market value of the Company’s common stock as of the closing date, which vest one-third on the first anniversary of the closing date and monthly thereafter.